Operating Leases	12 Months Ended
Dec. 31, 2011
Operating Leases [Abstract]
Operating Leases
Note 13. Operating Leases

The Company currently has no operating leases that have initial or remaining non-cancelable terms in excess of one year. Total operating lease expense was $4 and $7 for December 31, 2011 and 2010, respectively.